[logo] PIONEER Investments(R)




May 5, 2016



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Pioneer Series Trust II (the "Trust")
	(File Nos. 333-110037 and 811-21460)
	CIK No.0001265389

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for Pioneer AMT-Free Municipal Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on April 25, 2016 (Accession No. 0001265389-16-000033).

If you have any questions concerning the foregoing certification, please contact me at (508) 649-6663.

Very truly yours,




/s/ Kathleen H. Alexander
-------------------------
Kathleen H. Alexander
Senior Legal Product Manager


cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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